RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED-PARTY TRANSACTIONS
RELATED-PARTY TRANSACTIONS

17. RELATED-PARTY TRANSACTIONS

The Group held a noncontrolling interest and exercised significant influence over the Yandex.Money business from July 4, 2013 until July 23, 2020, the date of completion of the sale of the Group’s equity interest. The Group considered payment processing services received from Yandex.Money and other services provided to Yandex.Money until July 23, 2020 as transactions with a related party. For the period from January 1, 2020 until July 23, 2020, the amount of revenues from subleasing and other services was RUB 22, the amount of fees for online payment commissions was RUB 314, and the amount of outsource services was RUB 86. The Group believes that the terms of the agreements with Yandex.Money were comparable to the terms obtained in arm’s-length transactions with unrelated similarly situated customers and suppliers of the Group.

The Group held a noncontrolling interest and exercised significant influence over the Yandex Market business during the period from April 28, 2018 to July 23, 2020. On July 23, 2020, the Group purchased the equity interest in Yandex Market held by its partner and obtained control over the business (Note 3). Before the completion of the deal, the Group considered advertising, sublease and other services provided to Yandex Market and traffic and content acquisition expenses incurred from Yandex Market as transactions with related parties. For the period from January 1, 2020 until July 23, 2020, the amount of revenues from advertising services was RUB 290, the amount of revenues from subleasing and other services was RUB 1,141, and the amount of outsource services was RUB 8.

In 2021, the Group obtained a noncontrolling interest and exercised significant influence over ClickHouse, Inc. (Note 4). The Group considered technical support services received from ClickHouse, Inc. in the amount of RUB 22 and RUB 42 ($0.6) for the years ended December 31, 2021 and 2022, respectively, as transactions with related party. As of December 31, 2022, ClickHouse Inc. has ceased to be a related party of the Group as a result of the loss of significant influence by the Group (Note 4). As of December 31, 2021, the amount of prepaid expenses and other current assets from ClickHouse, Inc. was RUB 51.

As of December 31, 2021 and 2022, the amount of loans granted to certain senior employees was RUB 329 and RUB 38 ($0.5), respectively (Note 4). The loans bear interest rates up to 3% per annum and mature in 2023-2032 as of December 31, 2022.